Stock Repurchase Programs	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stock Repurchase Programs	Stock Repurchase Programs

In January 2016, our Board of Directors authorized a stock repurchase program that provided for the repurchase of up to $2 billion of our common stock, with no expiration from the date of authorization. In April 2017, our Board of Directors authorized an additional stock repurchase program that provides for the repurchase of up to $5 billion of our common stock, with no expiration from the date of authorization. This program became effective upon completion of the January 2016 stock repurchase program in December 2017. In July 2018, our Board of Directors authorized an additional stock repurchase program that provides for the repurchase of up to $10 billion of our common stock, with no expiration from the date of authorization. This program will become effective upon completion of the April 2017 stock repurchase program. Our stock repurchase programs are intended to offset the impact of dilution from our equity compensation programs and, subject to market conditions and other factors, may also be used to make opportunistic repurchases of our common stock to reduce outstanding share count. Any share repurchases under our stock repurchase programs may be made through open market transactions, block trades, privately negotiated transactions including accelerated share repurchase agreements, or other means at times and in such amounts as management deems appropriate and will be funded from cash from operations or other financing alternatives. Moreover, any stock repurchases are subject to market conditions and other uncertainties and we cannot predict if or when any stock repurchases will be made. We may terminate our stock repurchase programs at any time without notice.

In February 2018, we entered into an accelerated share repurchase (“ASR”) agreement with an unrelated third party financial institution to repurchase shares of our common stock. Under the terms of the ASR agreement, we made an upfront payment of approximately $1.0 billion to the third party financial institution and received approximately 12.8 million shares of our common stock during the term of the transaction, which ended in March 2018. The total number of shares of our common stock repurchased was based on the volume-weighted average share price of our common stock during the term of the transaction, less a discount and subject to adjustments pursuant to the terms of the ASR agreement. We recorded the initial payment of $1.0 billion as a reduction to stockholders' equity on our consolidated balance sheets. All common stock received was recorded as treasury stock and the forward contract indexed to our own common stock met all applicable criteria for equity classification.

The stock repurchase activity under our stock repurchase programs during the year ended December 31, 2018 is summarized as follows:

	Shares Repurchased	Average Price Paid per Share(1)(2)	Value of Shares Repurchased	Remaining Amount Authorized
	(In millions, except per share amounts)
Balance as of January 2018				$4,999
Repurchases of shares of common stock in the open market for the three months ended March 31, 2018	10.8	$76.82	$825	$4,174
Repurchases of shares of common stock under the ASR agreement for the three months ended March 31, 2018	12.8	$78.03	$1,000	$3,174
Repurchases of shares of common stock in the open market for the three months ended June 30, 2018	6.1	$81.33	$500	$2,674
Additional authorization of $10 billion under July 2018 stock repurchase program	—	$—	$—	$12,674
Repurchases of shares of common stock in the open market for the three months ended September 30, 2018	6.9	$87.42	$600	$12,074
Repurchases of shares of common stock in the open market for the three months ended December 31, 2018	7.1	$84.19	$600	$11,474
Balance as of December 31, 2018	43.7		$3,525	$11,474
(1) Average price paid per share for open market purchases includes broker commissions.
(2) Average price paid per share under the ASR agreement represents the volume-weighted average share price, less a discount and adjustments pursuant to the terms of the agreement. Treasury stock recorded for repurchases under the ASR agreement amounts to $985 million.

These repurchased shares of common stock were recorded as treasury stock for the purposes of calculating earnings per share and were accounted for under the cost method. No repurchased shares of common stock have been retired.

No activity has occurred under the July 2018 stock repurchase program.